UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01545
Investment Company Act File Number
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Option Income Fund
Eaton Vance Risk-Managed Equity Option Income Fund

Eaton Vance Risk-Managed Equity Option Income Fund	as of August 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.2%

Security	Shares	Value
Aerospace & Defense — 1.3%
General Dynamics Corp.	38,631	$2,158,314
Lockheed Martin Corp.	19,305	1,342,084

		$3,500,398

Air Freight & Logistics — 0.6%
FedEx Corp.	20,447	$1,595,888

		$1,595,888

Beverages — 2.7%
Coca-Cola Co. (The)	63,331	$3,541,469
PepsiCo, Inc.	59,254	3,802,922

		$7,344,391

Biotechnology — 1.4%
Amgen, Inc.(1)	55,670	$2,841,397
Celgene Corp.(1)	19,110	984,547

		$3,825,944

Capital Markets — 2.2%
Goldman Sachs Group, Inc.	19,462	$2,665,126
Northern Trust Corp.	42,080	1,941,571
State Street Corp.	35,750	1,254,110

		$5,860,807

Commercial Banks — 3.3%
KeyCorp	178,925	$1,318,677
PNC Financial Services Group, Inc.	37,489	1,910,440
U.S. Bancorp	82,434	1,714,627
Wells Fargo & Co.	162,843	3,834,953

		$8,778,697

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	68,954	$2,281,688

		$2,281,688

Communications Equipment — 2.3%
Cisco Systems, Inc.(1)	227,316	$4,557,686
QUALCOMM, Inc.	44,111	1,689,892

		$6,247,578

Computers & Peripherals — 6.3%
Apple, Inc.(1)	32,042	$7,798,062
Hewlett-Packard Co.	90,640	3,487,827
International Business Machines Corp.	47,382	5,838,884

		$17,124,773

Consumer Finance — 0.7%
American Express Co.	44,565	$1,776,807

		$1,776,807

Diversified Financial Services — 4.0%
Bank of America Corp.	266,387	$3,316,518
Citigroup, Inc.(1)	487,451	1,813,318
JPMorgan Chase & Co.	157,078	5,711,356

		$10,841,192

1

Security	Shares	Value
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	190,108	$5,138,619
Verizon Communications, Inc.	100,976	2,979,802

		$8,118,421

Electric Utilities — 1.0%
American Electric Power Co., Inc.	74,389	$2,634,114

		$2,634,114

Electrical Equipment — 1.0%
Emerson Electric Co.	59,560	$2,778,474

		$2,778,474

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	180,175	$2,825,144

		$2,825,144

Energy Equipment & Services — 1.2%
Halliburton Co.	68,067	$1,920,170
Schlumberger, Ltd.	25,096	1,338,370

		$3,258,540

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	53,347	$1,440,369
Wal-Mart Stores, Inc.	85,554	4,289,678

		$5,730,047

Food Products — 1.8%
Kellogg Co.	49,586	$2,463,433
Nestle SA	43,932	2,271,098

		$4,734,531

Health Care Equipment & Supplies — 1.8%
Covidien PLC	63,832	$2,255,823
Varian Medical Systems, Inc.(1)	25,855	1,376,520
Zimmer Holdings, Inc.(1)	25,640	1,209,439

		$4,841,782

Health Care Providers & Services — 1.2%
AmerisourceBergen Corp.	54,366	$1,483,104
Fresenius Medical Care AG & Co. KGaA ADR	29,351	1,663,028

		$3,146,132

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	42,099	$1,312,647
McDonald’s Corp.	48,151	3,517,912

		$4,830,559

Household Products — 3.2%
Colgate-Palmolive Co.	56,570	$4,177,129
Procter & Gamble Co.	75,620	4,512,245

		$8,689,374

Industrial Conglomerates — 2.3%
General Electric Co.	419,267	$6,070,986

		$6,070,986

Insurance — 3.2%
Aflac, Inc.	30,561	$1,444,007
Berkshire Hathaway, Inc., Class B(1)	11,140	877,609
Lincoln National Corp.	57,071	1,333,179
MetLife, Inc.	55,788	2,097,629
Prudential Financial, Inc.	55,763	2,819,935

		$8,572,359

2

Security	Shares	Value
Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	23,654	$2,952,729

		$2,952,729

Internet Software & Services — 1.6%
Google, Inc., Class A(1)	9,786	$4,403,896

		$4,403,896

IT Services — 0.9%
MasterCard, Inc., Class A	12,098	$2,399,759

		$2,399,759

Machinery — 2.9%
Danaher Corp.	56,438	$2,050,392
Deere & Co.	37,889	2,397,237
Illinois Tool Works, Inc.	45,323	1,870,027
PACCAR, Inc.	36,213	1,484,371

		$7,802,027

Media — 1.5%
Comcast Corp., Class A	146,444	$2,507,121
Walt Disney Co. (The)	47,310	1,541,833

		$4,048,954

Metals & Mining — 2.9%
BHP Billiton, Ltd. ADR	18,716	$1,245,175
Freeport-McMoRan Copper & Gold, Inc.	10,214	735,204
Goldcorp, Inc.	106,727	4,719,468
United States Steel Corp.	23,355	992,821

		$7,692,668

Multi-Utilities — 2.5%
PG&E Corp.	60,371	$2,822,948
Public Service Enterprise Group, Inc.	83,739	2,676,299
Sempra Energy	26,957	1,372,650

		$6,871,897

Multiline Retail — 0.8%
Target Corp.	43,168	$2,208,475

		$2,208,475

Office Electronics — 0.4%
Xerox Corp.	134,853	$1,138,159

		$1,138,159

Oil, Gas & Consumable Fuels — 8.7%
Apache Corp.	35,255	$3,167,662
Chevron Corp.	57,119	4,235,945
ConocoPhillips	42,397	2,222,875
Exxon Mobil Corp.	75,357	4,458,120
Hess Corp.	55,456	2,786,664
Occidental Petroleum Corp.	40,683	2,973,113
Peabody Energy Corp.	39,790	1,703,012
Southwestern Energy Co.(1)	56,982	1,864,451

		$23,411,842

Pharmaceuticals — 6.4%
Abbott Laboratories	68,425	$3,376,089
Bristol-Myers Squibb Co.	90,119	2,350,304
Johnson & Johnson	51,628	2,943,829
Merck & Co., Inc.	80,837	2,842,229
Pfizer, Inc.	262,478	4,181,275
Teva Pharmaceutical Industries, Ltd. ADR	33,575	1,698,223

		$17,391,949

3

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc.	14,227	$1,496,965
Boston Properties, Inc.	16,801	1,367,601

		$2,864,566

Road & Rail — 0.8%
CSX Corp.	43,256	$2,158,042

		$2,158,042

Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	186,583	$3,306,251

		$3,306,251

Software — 3.2%
Microsoft Corp.	243,107	$5,708,152
Oracle Corp.	137,649	3,011,760

		$8,719,912

Specialty Retail — 3.1%
Best Buy Co., Inc.	63,446	$1,991,570
Gap, Inc. (The)	60,703	1,025,274
Home Depot, Inc.	113,097	3,145,227
TJX Companies, Inc. (The)	52,642	2,089,361

		$8,251,432

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	35,049	$2,453,430

		$2,453,430

Tobacco — 0.9%
Philip Morris International, Inc.	45,664	$2,348,956

		$2,348,956

Wireless Telecommunication Services — 1.1%
American Tower Corp., Class A(1)	31,835	$1,491,788
Vodafone Group PLC	579,461	1,391,319

		$2,883,107

Total Common Stocks (identified cost $256,401,917)		$248,716,677

Put Options Purchased — 7.3%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	1,300	$1,150	12/18/10	$15,658,500
S&P 500 Index	600	1,000	3/19/11	4,074,000

Total Put Options Purchased (identified cost $14,025,184)				$19,732,500

Total Investments — 99.5% (identified cost $270,427,101)				$268,449,177

4

Call Options Written — (0.6)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	425	$1,065	9/18/10	$(582,250)
S&P 500 Index	840	1,075	9/18/10	(819,000)
S&P 500 Index	410	1,085	9/18/10	(264,450)

Total Call Options Written (premiums received $3,558,082)				$(1,665,700)

Put Options Written — (0.1)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Cisco Systems, Inc.	660	$17.50	10/16/10	$(14,850)
Colgate-Palmolive Co.	360	75.00	9/18/10	(62,280)
Comcast Corp., Class A	1,460	18.00	9/18/10	(150,380)
Fluor Corp.	285	45.00	9/18/10	(42,750)
Goldcorp, Inc.	365	36.00	9/18/10	(1,460)
Hewlett Packard Co.	325	40.00	9/18/10	(65,163)
Parker Hannifin Corp.	460	55.00	9/18/10	(20,700)
salesforce.com, inc.	70	90.00	9/18/10	(2,205)
Teva Pharmaceutical Industries, Ltd. ADR	560	45.00	9/18/10	(7,000)

Total Put Options Written (premiums received $256,161)				$(366,788)

Other Assets, Less Liabilities — 1.2%				$3,460,579

Net Assets — 100.0%				$269,877,268

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

5

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$267,895,239

Gross unrealized appreciation	$14,761,391
Gross unrealized depreciation	(14,207,453)

Net unrealized appreciation	$553,938

Written call and put options activity for the fiscal year to date ended August 31, 2010 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	863	$1,599,469
Options written	28,963	29,114,598
Options terminated in closing purchase transactions	(12,589)	(22,214,115)
Options expired	(11,017)	(4,685,709)

Outstanding, end of period	6,220	$3,814,243

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At August 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying individual stock decline below the exercise price.

At August 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $19,732,500 and $2,032,488, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At August 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$24,745,579	$—		$—	$24,745,579
Consumer Staples	26,576,201	2,271,098		—	28,847,299
Energy	26,670,382	—		—	26,670,382
Financials	38,694,428	—		—	38,694,428
Health Care	29,205,807	—		—	29,205,807
Industrials	26,187,503	—		—	26,187,503
Information Technology	46,165,472	—		—	46,165,472
Materials	7,692,668	—		—	7,692,668
Telecommunication Services	9,610,209	1,391,319		—	11,001,528
Utilities	9,506,011	—		—	9,506,011

Total Common Stocks	$245,054,260	$3,662,417	*	$—	$248,716,677

Put Options Purchased	$19,732,500	$—		$—	$19,732,500

Total Investments	$264,786,760	$3,662,417		$—	$268,449,177

Liability Description
Call Options Written	$(1,665,700)	$—		$—	$(1,665,700)
Put Options Written	(366,788)	—		—	(366,788)

Total	$(2,032,488)	$—		$—	$(2,032,488)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

Exchange-traded options are valued at the mean between the bid and asked prices at valuation time, as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance Enhanced Equity Option Income Fund	as of August 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.6%(1)

Security	Shares	Value
Aerospace & Defense — 1.4%
General Dynamics Corp.	1,586	$88,610
Lockheed Martin Corp.	641	44,562

		$133,172

Air Freight & Logistics — 0.6%
FedEx Corp.	794	$61,972

		$61,972

Beverages — 3.2%
Coca-Cola Co. (The)	2,609	$145,895
PepsiCo, Inc.	2,583	165,777

		$311,672

Biotechnology — 1.7%
Amgen, Inc.(2)	2,285	$116,627
Celgene Corp.(2)	968	49,871

		$166,498

Capital Markets — 2.3%
Goldman Sachs Group, Inc.	720	$98,597
Northern Trust Corp.	1,745	80,514
State Street Corp.	1,435	50,340

		$229,451

Commercial Banks — 3.6%
KeyCorp	6,373	$46,969
PNC Financial Services Group, Inc.	1,572	80,109
U.S. Bancorp	3,488	72,551
Wells Fargo & Co.	6,577	154,888

		$354,517

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	3,226	$106,748

		$106,748

Communications Equipment — 2.7%
Cisco Systems, Inc.(2)	9,694	$194,365
QUALCOMM, Inc.	1,708	65,433

		$259,798

Computers & Peripherals — 7.1%
Apple, Inc.(2)	1,383	$336,581
Hewlett-Packard Co.	3,499	134,641
International Business Machines Corp.	1,827	225,141

		$696,363

Consumer Finance — 0.7%
American Express Co.	1,589	$63,353

		$63,353

Diversified Financial Services — 4.2%
Bank of America Corp.	12,244	$152,438
Citigroup, Inc.(2)	12,512	46,544
JPMorgan Chase & Co.	5,898	214,451

		$413,433

Security	Shares	Value
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	7,157	$193,454
Verizon Communications, Inc.	3,167	93,458

		$286,912

Electric Utilities — 1.2%
American Electric Power Co., Inc.	3,259	$115,401

		$115,401

Electrical Equipment — 1.1%
Emerson Electric Co.	2,346	$109,441

		$109,441

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	5,815	$91,179

		$91,179

Energy Equipment & Services — 1.7%
Halliburton Co.	2,831	$79,863
Schlumberger, Ltd.	1,679	89,541

		$169,404

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	2,321	$62,667
Wal-Mart Stores, Inc.	2,941	147,462

		$210,129

Food Products — 1.9%
Kellogg Co.	2,116	$105,123
Nestle SA	1,478	76,406

		$181,529

Health Care Equipment & Supplies — 2.0%
Covidien PLC	2,550	$90,117
Varian Medical Systems, Inc.(2)	1,050	55,902
Zimmer Holdings, Inc.(2)	1,129	53,255

		$199,274

Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	1,158	$31,590
Cardinal Health, Inc.	1,506	45,120
Fresenius Medical Care AG & Co. KGaA ADR	1,143	64,762

		$141,472

Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	1,940	$60,489
McDonald’s Corp.	1,846	134,869

		$195,358

Household Products — 3.3%
Colgate-Palmolive Co.	1,813	$133,872
Procter & Gamble Co.	3,115	185,872

		$319,744

Industrial Conglomerates — 2.6%
General Electric Co.	17,287	$250,316

		$250,316

Security	Shares	Value
Insurance — 3.2%
Aflac, Inc.	1,266	$59,819
Berkshire Hathaway, Inc., Class B(2)	448	35,293
Lincoln National Corp.	2,326	54,335
MetLife, Inc.	2,455	92,308
Prudential Financial, Inc.	1,488	75,248

		$317,003

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(2)	1,109	$138,437

		$138,437

Internet Software & Services — 1.6%
Google, Inc., Class A(2)	346	$155,707

		$155,707

IT Services — 1.1%
MasterCard, Inc., Class A	531	$105,329

		$105,329

Machinery — 3.1%
Danaher Corp.	1,326	$48,174
Deere & Co.	1,550	98,069
Illinois Tool Works, Inc.	2,159	89,080
PACCAR, Inc.	1,577	64,641

		$299,964

Media — 1.7%
Comcast Corp., Class A	5,668	$97,036
Walt Disney Co. (The)	2,105	68,602

		$165,638

Metals & Mining — 3.0%
BHP Billiton, Ltd. ADR	698	$46,438
Freeport-McMoRan Copper & Gold, Inc.	412	29,656
Goldcorp, Inc.	4,119	182,142
United States Steel Corp.	892	37,919

		$296,155

Multi-Utilities — 3.0%
PG&E Corp.	2,642	$123,540
Public Service Enterprise Group, Inc.	3,668	117,229
Sempra Energy	1,014	51,633

		$292,402

Multiline Retail — 0.8%
Target Corp.	1,557	$79,656

		$79,656

Office Electronics — 0.5%
Xerox Corp.	5,556	$46,893

		$46,893

Oil, Gas & Consumable Fuels — 9.6%
Apache Corp.	1,438	$129,204
Chevron Corp.	1,973	146,318
ConocoPhillips	1,743	91,386
Exxon Mobil Corp.	2,968	175,587
Hess Corp.	2,361	118,640
Occidental Petroleum Corp.	1,624	118,682
Peabody Energy Corp.	1,789	76,569
Southwestern Energy Co.(2)	2,359	77,186

		$933,572

Security	Shares	Value
Pharmaceuticals — 7.1%
Abbott Laboratories	2,918	$143,974
Bristol-Myers Squibb Co.	3,828	99,834
Johnson & Johnson	1,816	103,549
Merck & Co., Inc.	3,174	111,598
Pfizer, Inc.	10,400	165,672
Teva Pharmaceutical Industries, Ltd. ADR	1,435	72,582

		$697,209

Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities, Inc.	438	$46,086
Boston Properties, Inc.	556	45,259

		$91,345

Road & Rail — 0.8%
CSX Corp.	1,539	$76,781

		$76,781

Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	4,494	$79,634

		$79,634

Software — 3.5%
Microsoft Corp.	9,596	$225,314
Oracle Corp.	5,174	113,207

		$338,521

Specialty Retail — 3.6%
Best Buy Co., Inc.	2,566	$80,547
Gap, Inc. (The)	2,869	48,457
Home Depot, Inc.	4,597	127,843
TJX Companies, Inc. (The)	2,284	90,652

		$347,499

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	1,430	$100,100

		$100,100

Tobacco — 0.9%
Philip Morris International, Inc.	1,631	$83,899

		$83,899

Wireless Telecommunication Services — 1.2%
American Tower Corp., Class A(2)	1,381	$64,714
Vodafone Group PLC	22,427	53,848

		$118,562

Total Common Stocks (identified cost $9,727,244)		$9,831,442

Total Investments — 100.6% (identified cost $9,727,244)		$9,831,442

Covered Call Options Written — (0.9)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Abbott Laboratories	29	$52.50	10/16/10	$(841)
Aflac, Inc.	12	50.00	10/16/10	(1,464)
Amazon.com, Inc.	11	135.00	10/16/10	(2,789)
American Electric Power Co., Inc.	30	37.00	9/18/10	(225)
American Express Co.	15	43.00	10/16/10	(1,088)
American Tower Corp., Class A	12	50.00	10/16/10	(780)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
AmerisourceBergen Corp.	11	$30.00	10/16/10	$(275)
Amgen, Inc.	22	55.00	10/16/10	(1,661)
Apache Corp.	14	95.00	10/16/10	(2,800)
Apple, Inc.	13	260.00	10/16/10	(6,078)
AT&T, Inc.	52	26.00	9/18/10	(5,902)
Berkshire Hathaway, Inc., Class B	4	80.00	10/16/10	(742)
Best Buy Co., Inc.	25	35.00	10/16/10	(1,100)
Boston Properties, Inc.	5	85.00	10/16/10	(913)
Carnival Corp.	19	34.00	10/16/10	(1,188)
Chevron Corp.	19	80.00	10/16/10	(836)
Cisco Systems, Inc.	96	23.00	10/16/10	(1,152)
Coca-Cola Co. (The)	26	57.50	10/16/10	(1,274)
ConocoPhillips	14	57.50	10/16/10	(532)
Corning, Inc.	58	17.00	10/16/10	(1,972)
CSX Corp.	15	52.50	10/16/10	(1,928)
Deere & Co.	15	67.50	10/16/10	(2,018)
Emerson Electric Co.	21	50.00	9/18/10	(315)
Exxon Mobil Corp.	21	62.50	10/16/10	(1,250)
Exxon Mobil Corp.	8	65.00	10/16/10	(160)
FedEx Corp.	7	85.00	10/16/10	(945)
Freeport-McMoRan Copper & Gold, Inc.	4	75.00	10/16/10	(1,162)
Gap, Inc. (The)	28	18.00	10/16/10	(1,092)
Goldman Sachs Group, Inc.	7	160.00	10/16/10	(333)
Google, Inc., Class A	3	500.00	10/16/10	(1,275)
Hess Corp.	23	55.00	10/16/10	(1,564)
Home Depot, Inc.	45	29.00	10/16/10	(2,655)
Illinois Tool Works, Inc.	21	45.00	10/16/10	(630)
Intel Corp.	44	20.00	10/16/10	(726)
International Business Machines Corp.	18	130.00	10/16/10	(2,169)
Johnson & Johnson	16	62.50	9/18/10	(48)
JPMorgan Chase & Co.	58	40.00	10/16/10	(2,639)
Lockheed Martin Corp.	6	75.00	10/16/10	(270)
MasterCard, Inc., Class A	5	220.00	10/16/10	(1,113)
McDonald’s Corp.	18	75.00	10/16/10	(1,908)
MetLife, Inc.	24	41.00	10/16/10	(1,848)
Occidental Petroleum Corp.	16	80.00	10/16/10	(1,320)
PACCAR, Inc.	15	45.00	10/16/10	(975)
Peabody Energy Corp.	15	49.00	10/16/10	(878)
PepsiCo, Inc.	23	65.00	9/18/10	(851)
Pfizer, Inc.	95	16.00	9/18/10	(2,850)
PG&E Corp.	24	45.00	9/18/10	(4,620)
Philip Morris International, Inc.	15	52.50	9/18/10	(638)
PNC Financial Services Group, Inc.	15	55.00	10/16/10	(1,403)
Prudential Financial, Inc.	14	57.50	10/16/10	(749)
Public Service Enterprise Group, Inc.	33	35.00	9/18/10	(83)
Schlumberger, Ltd.	16	60.00	10/16/10	(968)
Target Corp.	14	55.00	10/16/10	(707)
TJX Companies, Inc. (The)	21	45.00	9/18/10	(53)
United States Steel Corp.	8	52.50	10/16/10	(512)
Verizon Communications, Inc.	29	28.00	9/18/10	(4,748)
Wal-Mart Stores, Inc.	29	52.50	10/16/10	(1,160)
Walt Disney Co. (The)	21	35.00	10/16/10	(882)
Waste Management, Inc.	29	34.00	9/18/10	(290)
Wells Fargo & Co.	47	29.00	9/18/10	(71)
Zimmer Holdings, Inc.	10	60.00	9/18/10	(50)

Total Covered Call Options Written (premiums received $95,597)				$(83,468)

Put Options Written — (0.1)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Cisco Systems, Inc.	25	$17.50	10/16/10	$(563)
Colgate-Palmolive Co.	15	75.00	9/18/10	(2,595)
Comcast Corp., Class A	55	18.00	9/18/10	(5,664)
Fluor Corp.	10	45.00	9/18/10	(1,500)
Goldcorp, Inc.	15	36.00	9/18/10	(60)
Hewlett Packard Co.	15	40.00	9/18/10	(3,008)
Parker Hannifin Corp.	17	55.00	9/18/10	(765)
salesforce.com, inc.	5	90.00	9/18/10	(158)
Teva Pharmaceutical Industries, Ltd. ADR	20	45.00	9/18/10	(250)

Total Put Options Written (premiums received $10,428)				$(14,563)

Other Assets, Less Liabilities — 0.4%				$40,957

Net Assets — 100.0%				$9,774,368

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at August 31, 2010 has been pledged as collateral for such written option.

(2)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,985,520

Gross unrealized appreciation	$317,807
Gross unrealized depreciation	(471,885)

Net unrealized depreciation	$(154,078)

Written call and put options activity for the fiscal year to date ended August 31, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	640	$49,544
Options written	8,655	590,166
Options terminated in closing purchase transactions	(2,309)	(174,557)
Options exercised	(151)	(5,174)
Options expired	(5,275)	(353,954)

Outstanding, end of period	1,560	$106,025

At August 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying individual stock decline below the exercise price.

At August 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $98,031.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,026,687	$—		$—	$1,026,687
Consumer Staples	1,030,567	76,406		—	1,106,973
Energy	1,102,976	—		—	1,102,976
Financials	1,469,103	—		—	1,469,103
Health Care	1,204,453	—		—	1,204,453
Industrials	1,038,393	—		—	1,038,393
Information Technology	1,773,425	—		—	1,773,425
Materials	296,155	—		—	296,155
Telecommunication Services	351,626	53,848		—	405,474
Utilities	407,803	—		—	407,803

Total Common Stocks	$9,701,188	$130,254	*	$—	$9,831,442

Total Investments	$9,701,188	$130,254		$—	$9,831,442

Liability Description
Covered Call Options Written	$(83,468)	$—		$—	$(83,468)
Put Options Written	(14,563)	—		—	(14,563)

Total	$(98,031)	$—		$—	$(98,031)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

Exchange-traded options are valued at the mean between the bid and asked prices at valuation time, as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr.
President

Date:	October 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr.
President

Date:	October 25, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	October 25, 2010